Document and Entity Information	Oct. 05, 2020
Document And Entity Information [Line Items]
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001435049
Document Type	8-K
Document Period End Date	Oct. 05, 2020
Entity Registrant Name	ADURO BIOTECH, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35890
Entity Tax Identification Number	94-3348934
Entity Address, Address Line One	1600 Fairview Avenue East
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98102
City Area Code	206
Local Phone Number	485-7051
Entity Information, Former Legal or Registered Name	Aduro Biotech, Inc.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	KDNY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	750 Heinz Avenue
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Berkeley
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94710